Other liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Other liabilities [Abstract]
Other liabilities - Other current liabilities [Text Block]

Philips Group

Other current liabilities

in millions of EUR

	2020	2021
Accrued customer rebates that cannot be offset with accounts receivables for those customers	412	280
Other taxes including social security premiums	253	190
Other liabilities	119	116
Other current liabilities	785	587